Commitments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	May 27, 2020
Comgas [member] | Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	R$ 8,621,515
Rumo S.A. [member] | Port elevation [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	340,000
Investments at cost	270,629
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	6,100,000	R$ 6,100,000
Obligations of estimated investments for sub-concession contracts	R$ 3,000,000
Percentage of physical execution	6.00%
Rumo Malha Central S.A.
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 620,050
Percentage of physical execution	56.00%
Rumo Malha Central S.A. | Bottom of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	1 year
Rumo Malha Central S.A. | Top of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	3 years